Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of segment information

Description
	Brazilian retail			Grupo Éxito			Other Business			Discontinued operations			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Net operating revenue	26,864	29,170	26,654	24,357	22,034	2,151	70	49	33	-	-	-	51,291	51,253	28,838
Operating income	712	2,016	467	1,121	652	90	(96)	(137)	(56)	-	-	-	1,737	2,531	501
Net financial expenses	(1,039)	(386)	(815)	(279)	(340)	(57)	(3)	(2)	1	-	-	-	(1,321)	(728)	(871)
Profit(loss) before income tax and social contribution	(280)	1,748	(241)	853	339	27	(204)	(186)	(154)	-	-	-	369	1,901	(368)
Share of profit of associates	47	118	107	11	27	(6)	(105)	(47)	(99)	-	-	-	(47)	98	2
Income tax and social contribution	908	(559)	121	(321)	(110)	(28)	7	7	2	-	-	-	594	(662)	95
Net income (loss) for continuing operations	628	1,189	(120)	532	229	(1)	(197)	(179)	(152)	-	-	-	963	1,239	(273)
Net income (loss) for discontinued operations	(3)	85	312	-	(1)	-	-	-	-	-	1,003	797	(3)	1,087	1,109
Net income (loss) of year end	625	1,274	192	532	228	(1)	(197)	(179)	(152)	-	1,003	797	960	2,326	836

Schedule of segment information

Current assets	9,898	9,747	7,871	8,015	103	95	-	-	17,872	17,857
Non-current assets	13,796	16,672	17,694	18,930	81	52	-	-	31,571	35,654
Current liabilities	7,528	8,789	8,853	9,729	169	181	-	-	16,550	18,699
Non-current liabilities	12,470	14,390	4,040	3,620	3	(5)	-	-	16,513	18,005
Shareholders' equity	3,696	3,240	12,672	13,596	12	(29)	-	-	16,380	16,807

The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues by geographic region is showed below:

The Group operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues by geographic region is showed below:

	2021	2020	2019
Brazil
Retail	26,864	29,170	26,654
Other businesses	70	49	33
	26,934	29,219	26,687

Éxito Group
Colombia	18,752	17,062	1,694
Uruguay	3,853	3,746	350
Argentina	1,752	1,226	107
	24,357	22,034	2,151
Total net operating revenue	51,291	51,253	28,838